Long-Term Debt - Summary of Interest Expense (Parenthetical) (Detail)	Dec. 31, 2017	Oct. 28, 2016
Senior Notes [Member] | 9.00% Senior Notes [Member]
Debt Instrument [Line Items]
Secured debt interest rate	9.00%	9.00%